SUBSEQUENT EVENTS (Detail Textuals)				12 Months Ended
	Jan. 10, 2019 USD ($)	Jan. 10, 2019 CNY (¥)	Jan. 04, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jan. 10, 2019 CNY (¥)	Dec. 26, 2018 $ / shares
Subsequent Event [Line Items]
Ordinary shares sold | $				$ 4,103,479
IPO
Subsequent Event [Line Items]
Common share price per share | $ / shares						$ 5
Subsequent event | Tianjin Huacheng Century Investment Co. Ltd | Civil mediation agreement | Sales Agency Service Contract | Tianjin Mingda Jiahe Real Estate Co. Ltd
Subsequent Event [Line Items]
Percentage of balance due as aggreed to pay by defendant	90.00%				90.00%
Balance of damages due	$ 300,033				¥ 2,063,567
Total amount received from defendant	$ 300,033	¥ 2,063,568
Subsequent event | Underwriter Warrants
Subsequent Event [Line Items]
Warrants issued | shares			126,082
Subsequent event | Second closing of IPO
Subsequent Event [Line Items]
Ordinary shares sold (in shares) | shares			19,361
Common share price per share | $ / shares			$ 5
Ordinary shares sold | $			$ 96,805